Note 16 - Summarised financial information on Huarong Rongde Asset Management Company Ltd (Detail) - Huarong Rongde Asset Management Company Ltd [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	[1]	Dec. 31, 2019
Summarised financial information on Huarong Rongde Asset Management Company Ltd [Line Items]
Total net revenues	€ 76		€ 97
Net income (loss)	54		62
Other comprehensive income	0		54
Total comprehensive income (loss), net of tax	54	[2]	116
Current assets	2,979		2,323
Non-Current assets	247		804
Total assets	3,226		3,127
Current liabilities	1,273		1,157
Non-Current liabilities	1,180		1,274
Total liabilities	2,453		2,431
Noncontrolling interests	0		(3)
Net assets of the equity method investee	€ 773		€ 699

[1]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2021 based on December 2020 PRC GAAP audited financials and for December 2020 based on December 2019 PRC GAAP audited financials.
[2]	The Group received dividends from Huarong Rongde Asset Management Company Limited of € 0 million during the reporting period 2021 (2020: € 9 million).